UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$2,330	$2,720,624
Selma IDB, RB, International Paper Company Project, Series A, 5.38%, 12/01/35	565	615,562
		3,336,186
Arizona — 0.6%
University of Arizona, Refunding RB, Arizona Board of Regents, Series A, 5.00%, 6/01/42	1,000	1,146,240
California — 19.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,895	3,457,441
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/42	1,670	1,844,749
Sutter Health, Series B, 6.00%, 8/15/42	1,730	2,077,730
California Statewide Communities Development Authority, RB, 5.00%, 4/01/42	1,410	1,543,358
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,530,468
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	2,400	2,705,736
5.75%, 3/01/34	2,180	2,506,019
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	1,605	1,851,817
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	2,100	2,360,820
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	1,500	1,748,910
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,575	1,836,308
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	2,048,946
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,335	1,589,571
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	1,250	1,501,187

Municipal Bonds	Par (000)	Value
California (concluded)
San Pablo Joint Powers Financing Authority California, Tax Allocation Bonds, Refunding, CAB (NPFGC) (a):
5.97%, 12/01/24	$2,635	$1,275,841
6.10%, 12/01/25	2,355	1,057,207
6.19%, 12/01/26	2,355	982,906
State of California, GO, Refunding, Tax Exempt, Refunding Various Purpose, 5.00%, 9/01/41	3,365	3,669,936
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37 (b)	1,000	1,155,660
Ventura County Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	1,850	2,200,556
		38,945,166
Colorado — 1.2%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,900	2,250,987
District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	2,000	2,338,360
Florida — 7.9%
City of Gainesville Florida, Refunding RB, Series C, 5.25%, 10/01/34	2,500	2,883,125
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,651,545
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,000	1,119,640
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	4,645	5,373,290
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	3,995	4,620,377
		15,647,977
Illinois — 17.9%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	2,000	2,331,640
City of Chicago Illinois, GARB, O’Hare International Airport:
Series A, (AGM), 5.00%, 1/01/33	8,000	8,624,080
Third Lien, Series A, 5.75%, 1/01/39	1,145	1,349,657
Third Lien, Series C, 6.50%, 1/01/41	5,225	6,414,628
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Third Lien, Series C (AGC), 5.25%, 1/01/35	1,000	1,119,650

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB:
Second Lien, 5.00%, 11/01/42	$1,425	$1,622,177
Series A, 5.25%, 1/01/38	795	912,644
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration Section 5309, Series A, (AGC), 6.00%, 6/01/26	2,000	2,365,540
Sales Tax Receipts, 5.25%, 12/01/36	635	725,519
Sales Tax Receipts, 5.25%, 12/01/40	1,810	2,064,903
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	580	661,426
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	270	307,905
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 12/15/28	2,045	2,367,538
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,405	1,639,523
6.00%, 6/01/28	400	465,484
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,000	2,320,600
		35,292,914
Indiana — 4.5%
Indiana Municipal Power Agency, RB, Series A (NPFGC), 5.00%, 1/01/42	3,500	3,769,430
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,055	3,532,619
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,622,935
		8,924,984
Kentucky — 1.2%
Kentucky Turnpike Authority, RB, Revitalization Project, Series A, 5.00%, 7/01/28	2,000	2,430,820
Massachusetts — 1.6%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	675	788,778
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.50%, 7/01/32	2,440	2,441,830
		3,230,608

Municipal Bonds	Par (000)	Value
Michigan — 6.0%
City of Detroit Michigan, RB, Second Lien, Series B:
(NPFGC), 5.50%, 7/01/29	$2,410	$2,666,858
(AGM), 7.50%, 7/01/33	750	942,825
City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	4,810	5,767,431
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,463,728
		11,840,842
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,588,079
Nevada — 4.1%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,411,900
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A, (AGC), 5.25%, 7/01/39	3,710	4,159,059
Subordinate Lien, Series A-2, (NPFGC), 5.00%, 7/01/36	1,410	1,492,682
		8,063,641
New Jersey — 7.4%
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	4,925	5,272,114
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,336,880
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,780	2,080,500
Series A, (AGC), 5.63%, 12/15/28	3,170	3,750,585
Series B, 5.25%, 6/15/36	1,000	1,152,210
		14,592,289
New York — 8.8%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	2,510	2,941,896
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	485	545,145
New York City Municipal Water Finance Authority, Refunding RB:
Fiscal 2009, Series EE, 5.25%, 6/15/40	3,410	3,933,469

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Water & Sewer System, Second General Resolution, Series EE, 5.38%, 6/15/43	$1,305	$1,535,032
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E, 5.00%, 11/01/39	1,600	1,824,736
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	3,350	3,878,965
5.00%, 3/15/42	1,370	1,576,473
New York State Thruway Authority, RB, Series I, 5.00%, 1/01/37	1,050	1,188,904
		17,424,620
North Carolina — 1.7%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	2,045	2,357,087
North Carolina Medical Care Commission, Refunding RB, Wakemed, Series A, 5.00%, 10/01/31	855	970,143
		3,327,230
Pennsylvania — 0.7%
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, The Children’s Hospital of Philadelphia Project, Series D, 5.00%, 7/01/32	1,215	1,401,794
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,505,493
South Carolina — 0.8%
City of North Charleston South Carolina, RB, Public Facilities Corp., 5.00%, 6/01/35	1,365	1,538,887
Texas — 23.9%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,500	2,790,775
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,877,400
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	3,175	3,597,846
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	600	728,682

Municipal Bonds	Par (000)	Value
Texas (concluded)
Katy ISD Texas, GO, Refunding, Unlimited Tax School Building, Series A (PSF-GTD), 5.00%, 2/15/42	$1,135	$1,324,136
Lamar Texas Consolidated ISD, GO, Refunding, Series A, 5.00%, 2/15/45	1,520	1,762,334
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	4,250	5,048,277
North Texas Tollway Authority, Refunding RB, First Tier System (NPFGC):
5.75%, 1/01/40	4,885	5,468,904
Series A, 5.63%, 1/01/33	6,585	7,348,926
Series B, 5.75%, 1/01/40	6,275	7,025,051
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,900	1,900,494
Texas Tech University, Refunding RB, Improvement Bonds Fourteenth, Series A, 5.00%, 8/15/31	1,765	2,076,258
University of Texas System, Refunding RB, Series B, 5.00%, 8/15/43	2,755	3,237,373
		47,186,456
Virginia — 1.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,300	1,620,905
Virginia Resources Authority, RB, 5.00%, 11/01/42	1,870	2,181,654
		3,802,559
Washington — 1.5%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,375	1,606,729
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	1,075	1,262,340
		2,869,069
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Alliance, Series D, 5.00%, 11/15/41	1,880	2,087,721
Total Municipal Bonds – 117.6%		231,772,922

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Alabama — 1.1%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	2,120	2,250,995

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
California — 1.8%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	$3,149	$3,446,826
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	5,610	5,991,817
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35	1,040	1,266,193
Florida — 7.9%
City of St. Petersburg Florida, Refunding RB (NPFGC), 5.00%, 10/01/35	4,302	4,708,298
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	7,500	8,737,800
County of Miami-Dade Florida, RB, Transit System Sales, Surtax Revenue, 5.00%, 7/01/42	100	1,122,070
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	930	991,389
		15,559,557
Georgia — 2.2%
Augusta-Richmond County Georgia, RB, Water & Sewer (AGM), 5.25%, 10/01/34	4,000	4,315,560
Illinois — 1.4%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	2,509	2,815,064
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,633,099
Massachusetts — 6.3%
Massachusetts School Building Authority, RB:
Senior, Series B, 5.00%, 10/15/41	3,060	3,535,646
Series A, (AGM), 5.00%, 8/15/30	8,008	8,863,292
		12,398,938
Nevada — 5.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	6,167,200
Series B, 5.50%, 7/01/29	3,749	4,645,554
		10,812,754

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New Jersey — 1.3%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$2,291	$2,529,857
New York — 10.5%
New York City Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 6/15/45	2,379	2,728,383
New York City Transitional Finance Authority, RB:
5.00%, 2/01/42	1,760	2,031,389
Building Aid Revenue, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,581,517
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,530	5,225,128
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,660	3,147,179
New York State Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	5,325	6,054,951
		20,768,547
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,820	2,021,083
Texas — 1.9%
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	3,255	3,732,313
Utah — 0.6%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,005	1,098,046
Washington — 3.9%
City of Bellevue Washington, GO, Refunding (NPFGC), 5.50%, 12/01/39	4,002	4,477,118
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	2,819	3,286,785
		7,763,903
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 49.9%		98,404,552
Total Long-Term Investments (Cost – $300,138,745) – 167.5%		330,177,474

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	79,023	$79,023

	Par (000)
Connecticut Housing Finance Authority, Refunding RB, VRDN, Housing Mortgage Finance Program, Sub- Series A-2 (JPMorgan Chase Bank NA SBPA), 0.17%, 8/01/12 (f)	$3,600	3,600,000
Total Short-Term Securities (Cost – $3,679,023) – 1.9%		3,679,023
Total Investments (Cost - $303,817,768*) – 169.4%		333,856,497
Other Assets Less Liabilities – 0.3%		693,410
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.6)%		(50,421,219)
VMTP Shares, at Liquidation Value – (44.1)%		(87,000,000)
Net Assets Applicable to Common Shares– 100.0%		$197,128,688

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$253,444,043
Gross unrealized appreciation	$30,271,229
Gross unrealized depreciation	(253,448)
Net unrealized appreciation	$30,017,781

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Barclays Plc	$1,011,203	$(2,126)
Lebenthal & Co.	$144,457	$(418)

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at July 31, 2012	Income
FFI Institutional Tax-Exempt Fund	22,670	56,353	79,023	$8

(e)	Represents the current yield as of report date.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$330,177,474	—	$330,177,474
Short-Term Securities	$79,023	3,600,000	—	3,679,023
Total	$79,023	$333,777,474	—	$333,856,497

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,525	—	—	$6,525
Liabilities:
TOB trust certificates	—	$(50,394,673)	—	(50,394,673)
VMTP Shares	—	(87,000,000)	—	(87,000,000)
Total	$6,525	$(137,394,673)	—	$(137,388,148)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK MUNIHOLDINGS QUALITY FUND, INC.	JULY 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: September 25, 2012